SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund

June 30, 2022 (Unaudited)
Principal Amount		Value
Corporate Bonds — 37.55%
Australia — 0.98%
$153,000	CSL Finance Plc, 4.75%, 4/27/52(a)	$146,387
160,000	Santos Finance Ltd., 3.65%, 4/29/31(b)	135,658
160,000	South32 Treasury Ltd., 4.35%, 4/14/32(a)	149,067
		431,112
Belgium — 0.28%
121,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	123,646

Canada — 1.01%
160,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(c)	147,240
300,000	Toronto-Dominion Bank (The), GMTN, 4.46%, 6/8/32	296,243
		443,483
Chile — 0.83%
200,000	Antofagasta Plc, 5.63%, 5/13/32(a)	193,462
260,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(b)	174,200
		367,662
France — 0.58%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	158,677
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	99,121
		257,798
Germany — 1.63%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	188,953
200,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(c)	172,575
200,000(d)	Deutsche Bank AG, 4.63%, (b),(c),(e)	160,901
200,000	Volkswagen Group of America Finance LLC, 4.60%, 6/8/29(a)	194,742
		717,171
India — 0.35%
200,000	Summit Digitel Infrastructure Pvt Ltd., 2.88%, 8/12/31(b)	153,771

Ireland — 1.31%
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	207,120
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	139,108
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(a)	228,771
		574,999
Italy — 0.79%
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(c)	156,052
200,000(d)	UniCredit SpA, 7.50%, (b),(c),(e)	193,521
		349,573

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Japan — 3.34%
$380,000	Mizuho Financial Group, Inc., 2.65%, 5/22/26(c)	$360,383
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	210,667
220,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	195,117
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	199,890
200,000(d)	Rakuten Group, Inc., 4.25%, (b),(c),(e)	145,197
200,000	Rakuten Group, Inc., 5.13%, (b),(c),(e)	160,832
210,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	196,118
		1,468,204
South Africa — 0.38%
200,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	165,845

Spain — 0.38%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	167,012

Switzerland — 0.45%
250,000	Credit Suisse Group AG, 3.09%, 5/14/32(a),(c)	198,693

United Arab Emirates — 0.40%
200,000	DAE Funding LLC, EMTN, 3.38%, 3/20/28(b)	174,251

United Kingdom — 0.44%
200,000	HSBC Holdings Plc, 4.76%, 6/9/28(c)	194,364

United States — 24.40%
153,000	Aircastle Ltd., 2.85%, 1/26/28(a)	126,523
156,000	American Tower Corp., REIT, 4.05%, 3/15/32	142,112
220,000	AT&T, Inc., 3.65%, 9/15/59	164,853
465,000	Athene Global Funding, (Secured Overnight Financing Average Index + 0.700%), 2.01%, 5/24/24(a),(g)	451,516
400,000	Athene Global Funding, 2.51%, 3/8/24(a)	386,668
162,000	Athene Holding Ltd., 3.45%, 5/15/52	111,314
62,000	AutoNation, Inc., 3.85%, 3/1/32	53,492
260,000	Bank of America Corp., 2.48%, 9/21/36(c)	202,190
230,000	Bank of America Corp., 4.57%, 4/27/33(c)	223,843
210,000(d)	Berry Global, Inc., 1.00%, 1/15/25(b)	201,757
186,000	Broadcom, Inc., 2.60%, 2/15/33(a)	143,435
177,000	Broadcom, Inc., 4.93%, 5/15/37(a)	158,981
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	164,254
700,000	Citigroup, Inc., 0.98%, 5/1/25(c)	655,865
220,000	Citigroup, Inc., 3.06%, 1/25/33(c)	186,868
180,000	Citigroup, Inc., 4.14%, 5/24/25(c)	179,414
220,000	Citigroup, Inc., 4.91%, 5/24/33(c)	217,171
120,000	Corebridge Financial, Inc., 3.85%, 4/5/29(a)	110,727

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$180,000	Equinix, Inc., REIT, 3.90%, 4/15/32	$162,795
150,000	Essential Utilities, Inc., 5.30%, 5/1/52	150,818
350,000	Eversource Energy, 4.20%, 6/27/24	350,855
240,000	Flex Intermediate Holdco LLC, 3.36%, 6/30/31(a)	196,344
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	133,017
151,000	General Motors Co., 5.40%, 4/1/48	132,229
150,000	General Motors Financial Co., Inc., 4.30%, 4/6/29	138,205
154,000	Global Atlantic Fin Co., 3.13%, 6/15/31(a)	122,767
160,000	Global Payments, Inc., 1.50%, 11/15/24	150,044
180,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(c)	145,690
230,000	HCA, Inc., 4.63%, 3/15/52(a)	184,010
200,000	HP, Inc., 4.00%, 4/15/29	187,188
530,000	JPMorgan Chase & Co., 2.60%, 2/24/26(c)	504,582
300,000	JPMorgan Chase & Co., 4.57%, 6/14/30(c)	294,954
170,000	Keurig Dr Pepper, Inc., 4.50%, 4/15/52	149,718
170,000	KKR Group Finance Co. XII LLC, 4.85%, 5/17/32(a)	166,997
200,000	KLA Corp., 5.25%, 7/15/62	205,668
259,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	189,710
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	132,170
130,000	Magallanes, Inc., 3.43%, 3/15/24(a)	127,446
188,000	Magallanes, Inc., 5.05%, 3/15/42(a)	159,883
250,000	Magallanes, Inc., 5.14%, 3/15/52(a)	209,884
1,000,000	Morgan Stanley, GMTN, 0.79%, 1/22/25(c)	946,130
260,000	Morgan Stanley, 2.48%, 9/16/36(c)	199,922
200,000	Office Properties Income Trust, REIT, 2.40%, 2/1/27	163,417
160,000	Oracle Corp., 3.65%, 3/25/41	119,229
180,000	Oracle Corp., 4.10%, 3/25/61	128,969
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	139,617
210,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	207,531
200,000	SVB Financial Group, 4.57%, 4/29/33(c)	186,939
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(b)	108,060
150,000	Viatris, Inc., 4.00%, 6/22/50	99,947
170,000	VICI Properties LP, REIT, 4.95%, 2/15/30	160,747
250,000	Vontier Corp., 2.95%, 4/1/31	194,815
		10,731,280
Total Corporate Bonds		16,518,864
(Cost $19,081,015)

Shares
Collateralized Mortgage Obligations — 16.77%
Bermuda — 2.15%
105,251	Bellemeade Re Ltd., Series 2019-1A, Class M1B, (LIBOR USD 1-Month + 1.750%), 3.37%, 3/25/29(a),(g)	104,908
161,196	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 3.47%, 10/25/28(a),(g)	160,440
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 3.42%, 4/25/29(a),(g)	682,152

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
		947,500
Cayman Islands — 0.71%
$330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 2.62%, 1/16/37(a),(g)	$311,410

United States — 13.91%
373,385	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 2.72%, 10/15/38(a),(g)	351,177
300,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 2.75%, 10/15/36(a),(g)	277,246
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 4.64%, 6/15/27(a),(g)	490,882
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 4.20%, 3/15/39(a),(g)	380,910
380,000	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 4.17%, 4/15/37(a),(g)	362,845
600,000	Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.56%, 4/10/46(a),(h)	589,708
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 2.83%, 12/25/41(a),(g)	186,167
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 4.03%, 3/25/42(a),(g)	81,623
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	601,881
343,150	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 1.83%, 11/25/41(a),(g)	332,673
196,458	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.500%), 2.43%, 10/25/41(a),(g)	179,539
460,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 3.33%, 2/25/42(a),(g)	420,618
388,601	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	368,380
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 3.23%, 1/15/39(a),(g)	373,692
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	377,027
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	363,093
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(h)	380,547
		6,118,008
Total Collateralized Mortgage Obligations		7,376,918
(Cost $7,745,237)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Asset Backed Securities — 14.51%
Cayman Islands — 1.20%
$300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 2.69%, 10/17/29(a),(g)	$289,440
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 2.58%, 4/25/31(a),(g)	238,100
		527,540
United Kingdom — 0.56%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 1.79%, 11/15/29(a),(g)	245,409

United States — 12.75%
500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(a)	491,398
500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	468,592
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(a)	433,866
280,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	258,777
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	417,180
500,000	Flagship Credit Auto Trust, Series 2021-4, Class D, 2.26%, 12/15/27(a)	459,713
500,000	GM Financial Automobile Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	477,845
192,500	Hardee’s Funding LLC, Series 2018-1A, Class A23, 5.71%, 6/20/48(a)	185,812
328,350	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52(a)	298,721
249,375	Jersey Mike’s Funding, Series 2021-1A, Class A2I, 2.89%, 2/15/52(a)	224,792
245,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 7/30/47(a)	237,903
353,242	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(a)	319,838
324,531	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	291,574
166,583	Neighborly Issuer, Series 2022-1A, Class A2, 3.70%, 1/30/52(a)	143,572
360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(a)	341,983
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(a)	210,514
397,000	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51(a)	347,723
		5,609,803
Total Asset Backed Securities		6,382,752
(Cost $6,919,653)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
U.S. Treasury Obligations — 13.87%
United States — 13.87%
$1,300,000	U.S. Treasury Notes, 0.13%, 7/31/22	$1,298,375
1,900,000	U.S. Treasury Notes, 0.88%, 1/31/24	1,838,399
698,300	U.S. Treasury Notes, 2.25%, 3/31/24	689,517
2,300,000	U.S. Treasury Notes, 2.88%, 5/15/32	2,274,484
		6,100,775
Total U.S. Treasury Obligations		6,100,775
(Cost $6,065,624)
Bank Loans — 5.70%
Ireland — 1.94%
396,977	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 3.85%, 12/1/27(g)	376,386
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 3-Month + 2.00%), 3.01%, 11/5/28(g)	474,585
		850,971
United States — 3.76%
500,000	Entegris, Inc., 1st Lein Term Loan B, (Term SOFR 1M + 3.00%), 3.00%, 7/6/29(g)	482,500
400,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 3.37%, 6/21/26(g)	383,732
400,000	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 1.75%, 9/20/26(g)	396,000
400,000	Univar Solutions USA Inc/Washington, 1st Lein Term Loan B6, (LIBOR 1-Month + 2.00%), 2.10%, 6/3/28(g)	391,936
		1,654,168
Total Bank Loans		2,505,139
(Cost $2,596,262)
Foreign Government Bonds — 0.22%
Mexico — 0.22%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	96,022

Total Foreign Government Bonds		96,022
(Cost $164,226)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Investment Company — 6.83%
3,005,303	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	$3,005,303
Total Investment Company		3,005,303
(Cost $3,005,303)
Total Investments		$41,985,773
(Cost $45,577,320) — 95.45%
Other assets in excess of liabilities — 4.55%		2,000,477
NET ASSETS — 100.00%		$43,986,250

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Foreign currency exchange contracts as of June 30, 2022:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	653,281	USD	680,000	Citibank N.A.	7/27/22	$5,821
USD	705,838	EUR	647,848	Citibank N.A.	7/27/22	25,720
USD	2,905,132	EUR	2,680,276	Citibank N.A.	7/27/22	91,352
USD	80,614	EUR	75,000	Citibank N.A.	7/27/22	1,878
USD	228,920	GBP	187,629	Citibank N.A.	7/27/22	411
USD	326,879	GBP	250,000	Citibank N.A.	7/27/22	22,412
						$147,594

EUR	540,000	USD	591,168	Citibank N.A.	7/27/22	$(24,270)
EUR	587,779	USD	623,950	Citibank N.A.	7/27/22	(6,894)
						$(31,164)

Total						$116,430
Financial futures contracts as of June 30, 2022:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	7	September 2022	$31,098	EUR	$1,091,398	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	33	September 2022	31,708	USD	4,203,375	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	13	September 2022	9,699	USD	1,802,125	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	17	September 2022	20,318	USD	2,623,844	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	51	September 2022	1,372	USD	5,724,750	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	45	September 2022	27,975	USD	5,333,906	Morgan Stanley & Co. LLC
Total			$122,170

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Japan Treasury Bond	1	September 2022	$4,010	JPY	$1,095,298	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	2	September 2022	24,864	EUR	342,805	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	5	September 2022	6,672	EUR	650,725	Morgan Stanley & Co. LLC
Euro-Btp Future	5	September 2022	(29,981)	EUR	645,118	Morgan Stanley & Co. LLC
Euro-Schatz	3	September 2022	1,082	EUR	343,136	Morgan Stanley & Co. LLC
Long Gilt Future	10	September 2022	50,032	GBP	1,387,479	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	23	September 2022	592	USD	4,830,359	Morgan Stanley & Co. LLC
Total			$57,271
Interest rate swaps as of June 30, 2022:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
1.65%	USD-CITILDN	Semi-Annually	Morgan Stanley & Co. LLC	2/8/32	USD	1,380	$160,423
1.65%	EUR-BNPLDN	Maturity	Morgan Stanley & Co. LLC	7/27/32	EUR	1,060	(54,764)
Total							$105,659
Credit default swaps buy protection as of June 30, 2022:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Markit CDX IG Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/21/27	USD	9,234	$(127,119)	$127,225	$106
1.00%	Markit CDX IG Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/21/27	USD	8,875	(118,878)	118,980	102

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Markit CDX IG Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/20/27	USD	1,800	(26,169)	26,190	21
1.00%	Markit CDX IG Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/21/27	USD	317	(343)	346	3
1.00%	Markit CDX IG Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/21/27	USD	1,111	199	(186)	13
1.00%	Markit CDX IG Index, Series 38	Quarterly	Morgan Stanley & Co. LLC	6/21/27	USD	1,072	(1,226)	1,238	12
Total							$(273,536)	$273,793	$257

Abbreviations used are defined below:
Bobl - German Bundesobligationen
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
GMTN - Global Medium Term Note
JPY - Japanese Yen
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

June 30, 2022 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Collateralized Mortgage Obligations	16.77%
Asset Backed Securities	14.51%
Foreign Government Bonds	0.22%
Financial	22.63%
Government	13.87%
Consumer, Cyclical	4.99%
Technology	4.42%
Industrial	3.32%
Consumer, Non-cyclical	2.50%
Utilities	1.73%
Communications	1.44%
Basic Materials	1.16%
Energy	1.06%
Other*	11.38%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.